Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012 Store	Jan. 01, 2012 Store	Jan. 02, 2011	Dec. 30, 2012 Inventory Valuation Reserve [Member]	Jan. 01, 2012 Inventory Valuation Reserve [Member]	Dec. 30, 2012 Cost of Goods, Total [Member] Supplier Concentration Risk [Member]	Dec. 30, 2012 Sunflower Farmers Markets, Inc. [Member]	May 31, 2012 Sunflower Farmers Markets, Inc. [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Finite-lived trade names [Member]	Dec. 30, 2012 Henry's Holdings LLC [Member] Finite-lived trade names [Member]
Summary Of Significant Accounting Policy [Line Items]
Allowance for certain receivables			$ 300,000	$ 0
Allowances or reserves for inventories						0	0
Impairment, goodwill			0	0	0
Impairment, intangible asset			0	0	0
Intangible assets estimated useful life												20 years
Intangible assets estimated useful life			12 years 3 months 18 days								10 years
Impairment, long lived assets			0	0	0
Financing lease obligations for store building leases			31	22
Purchases expressed as cost of sales, percentage								17.00%
Gain (Loss) on extinguishment of debt	(17,682,000)	(992,000)	(992,000)
Percentage of income tax to be realized			50.00%
Deferred tax asset			$ 47,170,000	$ 59,127,000					$ 1,900,000
Equity interest ownership percentage										100.00%